Supplement to the
Fidelity® Short-Term Bond Fund
October 30, 2023
Prospectus

The following information supplements information found in the "Fund Basics" section under the "Other Investment Strategies" heading.
In addition to the principal investment strategies discussed above, the Adviser may invest the fund's assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
STP-PSTK-1223-116 1.790645.116	December 1, 2023
ProspectusStickerMaster
Supplement to the
Fidelity® Short-Term Bond Fund
Class A, Class M, Class C, Class I, and Class Z
October 30, 2023
Prospectus

The following information supplements information found in the "Fund Basics" section under the "Other Investment Strategies" heading.
In addition to the principal investment strategies discussed above, the Adviser may invest the fund's assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
ASTP-PSTK-1223-110 1.9881435.110	December 1, 2023